PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property And Equipment Net Textual Abstract
Depreciation expenses	$ 370	$ 134	$ 239	$ 202	$ 266